Propery, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2022
Propery, Plant and Equipment, Net [Abstract]
PROPERY, PLANT AND EQUIPMENT, NET
8.	PROPERY, PLANT AND EQUIPMENT, NET

As of September 30, 2021 and 2022, property, plant and equipment, net consisted of the following:

	As of September 30,
	2021	2022
Building	$6,020,735	$2,676,037
Equipment for rental business	1,401,580	1,457,548
Production line for e-bicycles	1,267,954	469,002
Leasehold improvements	541,096	490,124
Furniture, fixtures and office equipment	127,957	118,716
Vehicles	120,879	109,492
Construction in progress	-	64,064
Property, plant and equipment	9,480,201	5,384,983
Less: accumulated depreciation	(733,815)	(1,278,427)
Property, plant and equipment, net	$8,746,386	$4,106,511

For the years ended September 30, 2020, 2021 and 2022, depreciation expense was $85,680, $439,044 and $824,664 , respectively.

For the years ended September 30, 2020, 2021 and 2022, the Company disposed of property, plants and equipment, with proceeds of nil, $453,652 and $7,434.